Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2024 yr £ / shares	Dec. 31, 2023 yr £ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr £ / shares	Dec. 31, 2022 yr $ / shares
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | (per share)	£ 84.818		$ 5,571.7		$ 5,018.3
Term (years)	2.2	2.3	2.3	1.7	1.7
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price (pence) | £ / shares	£ 79.40	£ 53.18		£ 48.75
Expected dividend yield	2.12%
Risk-free interest rate	4.20%	3.85%	3.85%	1.29%	1.29%
Volatility	26.00%
Term (years)	3	3	3	3	3
Long Term Incentive Plan [member] | Bottom of range [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield		2.52%	2.52%	2.29%	2.29%
Volatility		29.00%	29.00%	35.00%	35.00%
Long Term Incentive Plan [member] | Top of range [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Expected dividend yield		2.77%	2.77%	2.67%	2.67%
Volatility		30.00%	30.00%	45.00%	45.00%